24. LOANS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Millions			12 Months Ended
		May 07, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal maturity		April 15, 2022 to April 15, 2025
Current			R$ 2,747
Non-current			12,030	R$ 12,574
Total			14,777	14,772
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Total			6,110
United States of America, Dollars | Transaction Costs [Member]
Disclosure of detailed information about borrowings [line items]
Current
Non-current			(19)
Total			(19)	(21)
United States of America, Dollars | Interest Paid in Advance [Member]
Disclosure of detailed information about borrowings [line items]
Current	[1]
Non-current	[1]		(30)
Total	[1]		(30)	(34)
Debt In Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Current			48
Non-current			6,013
Total			6,061	5,827
Debt In Brazilian Currency [Member]
Disclosure of detailed information about borrowings [line items]
Current			1,065
Non-current			60
Total			1,125	1,766
Loans And Financings [Member]
Disclosure of detailed information about borrowings [line items]
Current			1,113
Non-current			6,073
Total			R$ 7,186	7,593
Banco do Brasil S.A. [member] | One Four Six Point Five Zero Percent Of Interbank Rate For Certificates Of Deposit [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2],[3]		2022
Annual financial cost	[2],[3]		146.50% do CDI
Currency	[2],[3]		R$
Current	[2],[3]
Non-current	[2],[3]
Total	[2],[3]			503
Sonda [member] | One One Zero Percent Of Interbank Rate For Certificates Of Deposit [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[4]		2021
Annual financial cost	[4]		110.00% do CDI
Currency	[4]		R$
Current	[4]
Non-current	[4]		49
Total	[4]		R$ 49	46
Eletrobras [Member] | Ufir Plus Six Point Zero To Eight Point Zero Zero [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2]		2023
Annual financial cost	[2]		UFIR + 6.00% a 8.00%
Currency	[2]		R$
Current	[2]		R$ 11
Non-current	[2]		9
Total	[2]		R$ 20	33
Promissory Notes Ninth Issue First Series [Member] | One Five One Percent Of Interbank Rate For Certificates Of Deposit [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2],[3]		2019
Annual financial cost	[2],[3]		151.00% do CDI
Currency	[2],[3]		R$
Current	[2],[3]
Non-current	[2],[3]
Total	[2],[3]			426
Eurobonds [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Principal maturity	[5]		2024
Annual financial cost	[5]		9.25
Currency	[5]		US$
Current	[5]		R$ 46
Non-current	[5]		6,046
Total	[5]		R$ 6,092	5,856
Large Customers [Member] | General Domestic Availability Price Index Plus Six Point Zero [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2]		2024
Annual financial cost	[2]		IGP-DI + 6.00%
Currency	[2]		R$
Current	[2]		R$ 3
Non-current	[2]		2
Total	[2]		R$ 5	R$ 5
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[6]			2023
Debentures [Member] | Interbank Rate For Certificates Of Deposit Plus One Point Five Zero Percentage [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[7]		2023
Annual financial cost	[7]		CDI + 1.50%
Currency	[7]		R$
Current	[7]		R$ 20
Non-current	[7]		60
Total	[7]		80	R$ 100
Debentures [Member] | Transaction Costs [Member]
Disclosure of detailed information about borrowings [line items]
Current			(10)
Non-current			(19)
Total			R$ (29)	(41)
Debentures Third Issue Third Series [Member] | IPCA Plus Six Point Two Zero [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[5]		2022
Annual financial cost	[5]		IPCA + 6.20%
Currency	[5]		R$
Current	[5]		R$ 396
Non-current	[5]		692
Total	[5]		R$ 1,088	1,049
Debentures Third Issue Third Series [Member] | IPCA Plus Five Point One Zero [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2]		2025
Annual financial cost	[2]		IPCA + 5.10%
Currency	[2]		R$
Current	[2]		R$ 42
Non-current	[2]		949
Total	[2]		R$ 991	957
Debentures Third Issue Second Series [Member] | IPCA Plus Six Point Zero Zero [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[5]		2019
Annual financial cost	[5]		IPCA + 6.00%
Currency	[5]		R$
Current	[5]
Non-current	[5]
Total	[5]			156
Debentures Third Issue Second Series [Member] | IPCA Plus Four Point Seven Zero [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2]		2021
Annual financial cost	[2]		IPCA + 4.70%
Currency	[2]		R$
Current	[2]		R$ 568
Non-current	[2]		541
Total	[2]		R$ 1,109	1,596
Caixa Economica Federal [Member] | One Four Six Point Five Zero Percent Of Interbank Rate For Certificates Of Deposit [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2],[3]		2022
Annual financial cost	[2],[3]		146.50% of CDI
Currency	[2],[3]		R$
Current	[2],[3]
Non-current	[2],[3]
Total	[2],[3]			627
Caixa Economica Federal [Member] | TJLP Plus Two Point Five Zero Matured On Two Thousand And Twenty Two [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[8]		2022
Annual financial cost	[8]		TJLP + 2.50%
Currency	[8]		R$
Current	[8]		R$ 118
Non-current	[8]
Total	[8]		R$ 118	108
Caixa Economica Federal [Member] | TJLP Plus Two Point Five Zero Matured On Two Thousand And Twenty One [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[9]		2021
Annual financial cost	[9]		TJLP + 2.50%
Currency	[9]		R$
Current	[9]		R$ 61
Non-current	[9]
Total	[9]		R$ 61	56
Promissory Notes First Issue Single Series [Member] | One Zero Seven Percent Of CDI [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[7]		2020
Annual financial cost	[7]		107.00% of CDI
Currency	[7]		R$
Current	[7]		R$ 875
Non-current	[7]
Total	[7]		R$ 875
Banco do Brasil Various Bonds [Member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2],[10]		2024
Annual financial cost	[2],[10]		Diverse
Currency	[2],[10]		US$
Current	[2],[10]		R$ 2
Non-current	[2],[10]		16
Total	[2],[10]		18	26
Subsidiary Securities [Member]
Disclosure of detailed information about borrowings [line items]
Current			(3)
Non-current
Total			(3)	(25)
Transaction Costs [Member]
Disclosure of detailed information about borrowings [line items]
Current
Non-current
Total				(13)
Debentures Sixth Issue Second Series [Member] | IPCA Plus Eight Point Zero Seven [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[5]		2020
Annual financial cost	[5]		IPCA + 8.07%
Currency	[5]		R$
Current	[5]		R$ 17
Non-current	[5]
Total	[5]		R$ 17	33
Debentures Seventh Issue Single Series [Member] | One Four Zero Percent of CDI [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[5],[11]		2021
Annual financial cost	[5],[11]		140.00% of CDI
Currency	[5],[11]		R$
Current	[5],[11]		R$ 289
Non-current	[5],[11]		289
Total	[5],[11]		R$ 578	1,023
Debentures Fifth Issue Single Series [Member] | One Four Six Point Five Zero Percent of CDI [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2],[3]		2022
Annual financial cost	[2],[3]		146.50% of CDI
Currency	[2],[3]		R$
Current	[2],[3]
Non-current	[2],[3]
Total	[2],[3]			1,580
Debentures Seventh Issue First Series [Member] | CDI Plus Zero Point Four Five Percent [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2]		2024
Annual financial cost	[2]		CDI + 0.45%
Currency	[2]		R$
Current	[2]		R$ 275
Non-current	[2]		1,890
Total	[2]		R$ 2,165
Debentures Seventh Issue Second Series [member] | IPCA Plus Four Point One Zero Percent [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[2]		2026
Annual financial cost	[2]		IPCA + 4.10%
Currency	[2]		R$
Current	[2]		R$ 3
Non-current	[2]		1,517
Total	[2]		R$ 1,520
Debentures Fourth Issue First Series [member] | TJLP Plus One Point Eight Two Percent [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[7]		2022
Annual financial cost	[7]		TJLP+1.82%
Currency	[7]		R$
Current	[7]		R$ 12
Non-current	[7]		19
Total	[7]		R$ 31	125
Debentures Fourth Issue Second Series [member] | Selic Plus One Point Eight Two Percent [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[7]		2022
Annual financial cost	[7]		Selic + 1,82%
Currency	[7]		R$
Current	[7]		R$ 5
Non-current	[7]		9
Total	[7]		R$ 14
Debentures Fourth Issue Third Series [member] | TJLP Plus One Point Eight Two Percent [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[7]		2022
Annual financial cost	[7]		TJLP + 1,82%
Currency	[7]		R$
Current	[7]		R$ 12
Non-current	[7]		22
Total	[7]		R$ 34
Debentures Fourth Issue Fourth Series [member] | Selic Plus One Point Eight Two Percent [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[7]		2022
Annual financial cost	[7]		Selic + 1,82%
Currency	[7]		R$
Current	[7]		R$ 5
Non-current	[7]		10
Total	[7]		R$ 15
Debentures Sixth Issue Single Series [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[12]			2020
Debentures Sixth Issue Single Series [member] | One One Six Point Five Zero Percent Of CDI [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	[7]		2019
Annual financial cost	[7]		116.50% of CDI
Currency	[7]		R$
Current	[7]
Non-current	[7]
Total	[7]			R$ 50
Discount On The Issuance Of Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Current	[13]
Non-current	[13]		(22)
Total	[13]		(22)
Net Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Current			1,634
Non-current			5,957
Total			R$ 7,591	R$ 7,179

[1]	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
[2]	Cemig Distribuicao;
[3]	The funds incorporated into the cash position of Cemig D as a result of the distribution of its Seventh Issue of non-convertible debentures, on July 22, 2019, enabled full prepayment of the debtor balances of: the Ninth Issue of Promissory Notes, with final maturity in October 2019; the Sixth Issue of Non- convertible Debentures, with final maturity in June 2020; the Fifth Issue of Non-convertible Debentures, maturing at the end of June 2022; and Bank Credit Notes with final maturities in June 2022. These prepayments, made on July 24, 2019, total R$3,644 including principal, interest and charges. These initiatives have balanced the cash flow and improved the Company's credit quality. The changes in the new debt profile consisted of extinction of existing contracts and signature of new contracts. The accounting effects of the transactions are reflected in accordance with IFRS 09.
[4]	Arising from merger of Cemig Telecom.
[5]	Cemig Geracao e Transmissao;
[6]	In August 2018 Gasmig completed its 7th debenture issue, with maturity at 5 years, paying CDI 1.50%, with annual amortization from August 2019.
[7]	Gasmig;
[8]	Central Eoica Volta do Rio;
[9]	Central Eolica Praias de Parajuru;
[10]	Net balance of the Restructured Debt comprising bonds at par and discounted, with balance of R$ 182, less the amounts given as Deposits in guarantee, with balance of R$ 164. Interest rates vary - from 2 to 8% p.a.; six-month Libor plus spread of 0.81% to 0.88% p.a.
[11]	On July 24, 2019 Cemig GT made extraordinary amortization of its Seventh Issue of Non-convertible ventures, in the amount of R$125, with final maturity in December 2021.
[12]	In December 2018 the 6th Debenture Issue was placed, with maturity at 18 months, annual remuneration of CDI +1.75%, and monthly amortization in 12 payments from July 3, 2019.
[13]	Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuicao.